Fair Value Measurements (Details) - Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account — Money market fund	$ 345,027,247
Liabilities:
Derivative warrant liabilities - Private placement warrants	15,541,330
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in Trust Account — Money market fund	345,027,247
Liabilities:
Derivative warrant liabilities - Public warrants	21,390,000
Derivative warrant liabilities - Private placement warrants
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in Trust Account — Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants	$ 0